UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Boston Provident, L.P.
Address: 717 Fifth Avenue
         Floor 12A
         New York, New York  10022

13F File Number:  028-04601

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David Ward
Title:     Chief Compliance Officer
Phone:     (212) 421-3737

Signature, Place, and Date of Signing:

 /s/   David Ward     New York, NY/USA     May 09, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    44

Form 13F Information Table Value Total:    $133,608 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACE LTD                        SHS              H0023R105     2148    29340 SH       SOLE                    29340        0        0
ALTISOURCE PORTFOLIO SOLNS S   REG SHS          L0175J104    11332   186870 SH       SOLE                   186870        0        0
APOLLO GLOBAL MGMT LLC         CL A SHS         037612306     4904   343436 SH       SOLE                   343436        0        0
ATLAS ENERGY LP                COM UNITS LP     04930A104     2149    65112 SH       SOLE                    65112        0        0
ATLAS RESOURCE PARTNERS LP     COM UNT LTD PR   04941A101      316    11325 SH       SOLE                    11325        0        0
BANCORP INC DEL                COM              05969A105     1770   176338 SH       SOLE                   176338        0        0
BLACKSTONE GROUP L P           COM UNIT LTD     09253U108     4933   309500 SH       SOLE                   309500        0        0
BROADRIDGE FINL SOLUTIONS IN   COM              11133T103     3060   128000 SH       SOLE                   128000        0        0
CA INC                         COM              12673P105     3583   130000 SH       SOLE                   130000        0        0
CAPITAL ONE FINL CORP          COM              14040H105     4091    73400 SH       SOLE                    73400        0        0
CAPITALSOURCE INC              COM              14055X102     2623   397400 SH       SOLE                   397400        0        0
CHINA ZENIX AUTO INTL LTD      ADS              16951E104     1406   392740 SH       SOLE                   392740        0        0
CIT GROUP INC                  COM NEW          125581801     7056   171100 SH       SOLE                   171100        0        0
CITIGROUP INC                  COM NEW          172967424     2902    79400 SH       SOLE                    79400        0        0
CITIZENS REPUBLIC BANCORP IN   COM NEW          174420307     2677   171499 SH       SOLE                   171499        0        0
COWEN GROUP INC NEW            CL A             223622101     5051  1863712 SH       SOLE                  1863712        0        0
DORAL FINL CORP                COM NEW          25811P886     3160  2052051 SH       SOLE                  2052051        0        0
FIFTH THIRD BANCORP            COM              316773100     2865   204000 SH       SOLE                   204000        0        0
FIRST CALIFORNIA FINANCIAL G   COM NEW          319395109      615   105500 SH       SOLE                   105500        0        0
FLAGSTONE REINSURANCE HOLDIN   COM              L3466T104      206    26142 SH       SOLE                    26142        0        0
HERCULES TECH GROWTH CAP INC   COM              427096508     2171   195955 SH       SOLE                   195955        0        0
HOME LN SERVICING SOLUTIONS    ORD SHS          G6648D109     4879   350000 SH       SOLE                   350000        0        0
INTERVEST BANCSHARES CORP      CL A             460927106     2239   586060 SH       SOLE                   586060        0        0
JPMORGAN CHASE & CO            COM              46625H100     2874    62500 SH       SOLE                    62500        0        0
KKR & CO L P DEL               COM UNITS        48248M102     3973   267900 SH       SOLE                   267900        0        0
KKR FINANCIAL HLDGS LLC        COM              48248A306     4624   502054 SH       SOLE                   502054        0        0
LAZARD LTD                     SHS A            G54050102     1160    40600 SH       SOLE                    40600        0        0
NATIONAL FINL PARTNERS CORP    COM              63607P208     1841   121600 SH       SOLE                   121600        0        0
NELNET INC                     CL A             64031N108     1316    50779 SH       SOLE                    50779        0        0
OCWEN FINL CORP                COM NEW          675746309    12954   828772 SH       SOLE                   828772        0        0
ORIENTAL FINL GROUP INC        COM              68618W100     3273   270469 SH       SOLE                   270469        0        0
PNC FINL SVCS GROUP INC        COM              693475105     3096    48000 SH       SOLE                    48000        0        0
POPULAR INC                    COM              733174106     2985  1456279 SH       SOLE                  1456279        0        0
PRESIDENTIAL LIFE CORP         COM              740884101     1477   129198 SH       SOLE                   129198        0        0
RESOURCE AMERICA INC           CL A             761195205      455    72176 SH       SOLE                    72176        0        0
SELECT SECTOR SPDR TR          SBI INT-FINL     81369Y605      221    14000 SH  PUT  SOLE                    14000        0        0
SLM CORP                       COM              78442P106     1576   100000 SH       SOLE                   100000        0        0
STATE STR CORP                 COM              857477103     2389    52500 SH       SOLE                    52500        0        0
UNITED CMNTY BKS BLAIRSVLE G   COM              90984P303     3698   379265 SH       SOLE                   379265        0        0
US BANCORP DEL                 COM NEW          902973304      950    30000 SH       SOLE                    30000        0        0
WELLS FARGO & CO NEW           COM              949746101     4308   126200 SH       SOLE                   126200        0        0
WHITE RIVER CAPITAL INC        COM              96445P105     1887    84414 SH       SOLE                    84414        0        0
WILSHIRE BANCORP INC           COM              97186T108     1557   322294 SH       SOLE                   322294        0        0
XENITH BANKSHARES INC          COM              98410X105      858   202374 SH       SOLE                   202374        0        0